ClearShares Piton Intermediate Fixed Income ETF
Schedule of Investments
February 28, 2023 (Unaudited)

Principal Amount	Security Description	Value
	CORPORATE BONDS - 46.6%
	Communications - 3.2%
	Alphabet, Inc.
$1,500,000	08/15/2026, 1.998%	$1,373,184
	Amazon.com, Inc.
1,640,000	04/13/2032, 3.600%	1,500,525
	Verizon Communications, Inc.
1,500,000	03/22/2030, 3.150%	1,313,200
		4,186,909
	Consumer, Cyclical - 4.6%
	Costco Wholesale Corporation
2,004,000	06/20/2027, 1.375%	1,751,690
	Home Depot, Inc.
1,624,000	04/15/2027, 2.875%	1,510,685
	NIKE, Inc.
1,500,000	03/27/2027, 2.750%	1,392,067
	Target Corporation
1,400,000	04/15/2029, 3.375%	1,291,651
		5,946,093
	Consumer, Non-cyclical - 10.6%
	Anheuser-Busch Companies, LLC / Anheuser-Busch InBev Worldwide, Inc.
1,550,000	02/01/2026, 3.650%	1,485,380
	Bristol-Myers Squibb Company
1,500,000	02/27/2027, 3.250%	1,420,137
	Hershey Company
1,500,000	11/15/2024, 2.050%	1,429,751
	J.M. Smucker Company
1,500,000	03/15/2025, 3.500%	1,445,367
	PepsiCo, Inc.
500,000	03/01/2024, 3.600%	493,772
	Pfizer, Inc.
1,885,000	06/03/2026, 2.750%	1,770,592
	Procter & Gamble Company
1,500,000	10/29/2025, 0.550%	1,344,770
	Sysco Corporation
1,500,000	04/01/2030, 5.950%	1,554,935
	UnitedHealth Group, Inc.
1,600,000	05/15/2030, 2.000%	1,311,818
	Yale University
1,560,000	Series 2020, 04/15/2025, 0.873%	1,432,302
		13,688,824
	Energy - 1.9%
	Chevron Corporation
400,000	05/11/2023, 1.141%	396,987
	Exxon Mobil Corporation
1,500,000	03/19/2025, 2.992%	1,440,519
	Shell International Finance BV
700,000	11/07/2029, 2.375%	601,374
		2,438,880
	Financial - 17.9%
	American Express Company
1,265,000	05/03/2029, 4.050%	1,199,893
	Bank of America Corporation
1,525,000	Series MTN, 07/22/2033, 5.015% (b)	1,465,622
	Bank of New York Mellon Corporation
1,350,000	Series MTN, 08/16/2023, 2.200%	1,331,439
	Bank of Nova Scotia
1,025,000	Series FRN, 04/15/2024, 4.963%, SOFR + 0.445% (a)	1,025,312
	Berkshire Hathaway, Inc.
1,500,000	03/15/2026, 3.125%	1,433,538
	BlackRock, Inc.
1,612,000	03/15/2027, 3.200%	1,520,043
	Capital One Financial Corporation
1,500,000	01/29/2024, 3.900%	1,478,853
	Citigroup, Inc.
1,500,000	03/09/2026, 4.600%	1,461,271
	Goldman Sachs Group, Inc.
1,650,000	03/08/2024, 0.673% (b)	1,645,053
	JPMorgan Chase & Company
1,500,000	02/16/2025, 0.563% (b)	1,421,922
	Mastercard, Inc.
1,500,000	04/01/2024, 3.375%	1,472,116
	MetLife, Inc.
1,400,000	04/10/2024, 3.600%	1,370,076
	Morgan Stanley
1,500,000	Series MTN, 11/10/2023, 5.041%, SOFR + 0.466% (a)	1,500,147
	Private Export Funding Corporation
685,000	Series PP, 07/15/2028, 1.400%	576,820
	Royal Bank of Canada
1,000,000	Series GMTN, 10/05/2023, 3.700%	990,917
	State Street Corporation
1,500,000	08/18/2025, 3.550%	1,446,980
	US Bancorp
1,910,000	Series MTN, 01/27/2028, 2.215% (b)	1,712,618
		23,052,620
	Industrial - 5.0%
	General Dynamics Corporation
1,550,000	06/01/2026, 1.150%	1,372,618
	Honeywell International, Inc.
1,750,000	09/01/2031, 1.750%	1,385,053
	John Deere Capital Corporation
900,000	Series MTN, 07/10/2023, 4.613%, SOFR + 0.120% (a)	899,781
	United Parcel Service, Inc.
1,500,000	11/15/2024, 2.800%	1,444,854
	Waste Management, Inc.
1,688,000	03/15/2031, 1.500%	1,299,488
		6,401,794
	Technology - 3.4%
	Apple, Inc.
1,787,000	08/08/2032, 3.350%	1,610,384
	Intel Corporation
1,500,000	07/29/2025, 3.700%	1,451,282
	Microsoft Corporation
800,000	02/06/2024, 2.875%	783,152
	VMware, Inc.
500,000	08/15/2024, 1.000%	467,349
		4,312,167
	TOTAL CORPORATE BONDS (Cost $64,931,084)	60,027,287

	FOREIGN GOVERNMENT NOTES/BONDS - 0.1%
	Israel Government AID Bond
120,000	04/26/2024, 5.500%	120,212
	TOTAL FOREIGN GOVERNMENT NOTES/BONDS (Cost $127,161)	120,212

	MUNICIPAL BONDS - 3.4%
	City of Austin, Texas Electric Utility Revenue - Class A
325,000	11/15/2025, 2.677%	306,857
	City of Pasadena, California
245,000	05/01/2030, 4.050%	239,686
	Massachusetts School Building Authority
1,605,000	08/15/2030, 1.753%	1,331,358
	Salt Lake City Redevelopment Agency
1,200,000	04/01/2026, 5.111%	1,198,931
	University of California
1,300,000	05/15/2039, 4.262%	1,297,842
	TOTAL MUNICIPAL BONDS (Cost $4,659,719)	4,374,674

	U.S. GOVERNMENT AGENCY ISSUES - 19.0%
	Federal Farm Credit Banks Funding Corporation
1,000,000	12/01/2023, 0.500%	965,656
150,000	02/10/2025, 0.320%	136,812
1,820,000	09/28/2026, 0.940%	1,592,244
1,500,000	10/19/2026, 5.300%	1,483,683
	Federal Home Loan Banks
1,175,000	11/15/2024, 1.100%	1,097,489
1,500,000	01/13/2025, 1.100%	1,392,766
1,696,500	03/23/2026, 1.000%	1,517,024
300,000	02/26/2027, 0.900%	259,145
5,000,000	11/16/2028, 3.250%	4,755,977
	Federal Home Loan Mortgage Corporation
500,000	04/20/2023, 0.375%	496,993
500,000	05/15/2024, 0.360%	471,367
750,000	10/28/2024, 0.410%	693,312
1,000,000	Series USD, 07/21/2025, 0.375%	902,748
	Federal National Mortgage Association
2,750,000	04/22/2025, 0.625%	2,518,525
3,000,000	10/08/2027, 0.750%	2,574,234
1,050,000	08/05/2030, 0.875%	832,851
	Resolution Funding Corporation Principal Strip
2,600,000	01/15/2030, 4.235% (d)	1,912,661
	Tennessee Valley Authority
565,000	Series A, 02/01/2027, 2.875%	529,853
500,000	09/15/2031, 1.500%	396,585
	TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $26,588,178)	24,529,925

	U.S. GOVERNMENT NOTES/BONDS - 30.0%
	U.S. Treasury Bonds - 2.0%
	United States Treasury Inflation Indexed Bonds
2,893,975	07/15/2030, 0.125%	2,618,582
	U.S. Treasury Notes - 28.0%
	United States Treasury Notes
700,000	10/15/2023, 0.125%	678,911
1,000,000	10/31/2023, 0.375%	969,328
1,000,000	08/15/2024, 0.375%	934,844
3,000,000	12/15/2024, 1.000%	2,800,547
2,275,000	04/15/2025, 2.625%	2,177,513
1,835,000	05/15/2025, 2.750%	1,759,270
1,000,000	09/15/2025, 3.500%	973,887
2,000,000	09/30/2025, 0.250%	1,793,164
500,000	09/30/2026, 0.875%	442,314
2,500,000	11/30/2026, 1.250%	2,233,301
3,000,000	12/31/2026, 1.250%	2,675,273
1,300,000	03/31/2027, 0.625%	1,123,611
3,000,000	04/30/2027, 2.750%	2,823,633
2,026,000	07/31/2027, 2.750%	1,903,411
2,000,000	03/31/2028, 1.250%	1,734,297
1,000,000	06/30/2028, 1.250%	861,875
2,000,000	08/31/2028, 1.125%	1,704,844
2,750,000	02/28/2029, 1.875%	2,425,371
500,000	08/15/2030, 0.625%	393,184
3,000,000	11/15/2031, 1.375%	2,440,781
3,775,000	02/15/2032, 1.875%	3,196,216
		36,045,575
	TOTAL U.S. GOVERNMENT NOTES/BONDS (Cost $42,395,360)	38,664,157

Shares
	SHORT-TERM INVESTMENTS - 0.3%
398,771	First American Government Obligations Fund, Class X - 4.37% (c)	398,771
	TOTAL SHORT-TERM INVESTMENTS (Cost $398,771)	398,771
	TOTAL INVESTMENTS - 99.4% (Cost $139,100,273)	128,115,026
	Other Assets in Excess of Liabilities - 0.6%	764,637
	NET ASSETS - 100.0%	$128,879,663

	Percentages are stated as a percent of net assets.
(a)	Floating rate security based on a reference index and spread. Rate disclosed is the rate in effect as of February 28, 2023.
(b)	Fixed to variable rate security based on a reference index and spread. Security is currently in the fixed phase. Rate disclosed is the rate in effect as of February 28, 2023.
(c)	Rate shown is the annualized seven-day yield as of February 28, 2023.
(d)	Zero coupon bond. The effective yield is listed.
SOFR	Secured Overnight Financing Rate

Summary of Fair Value Disclosure at February 28, 2023 (Unaudited)
The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2023:

ClearShares Piton Intermediate Fixed Income ETF
Assets ^	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$60,027,287	$-	$60,027,287
Foreign Government Notes/Bonds	-	120,212	-	120,212
Municipal Bonds	-	4,374,674	-	4,374,674
U.S. Government Agency Issues	-	24,529,925	-	24,529,925
U.S. Government Notes/Bonds	-	38,664,157	-	38,664,157
Short-Term Investments	398,771	-	-	398,771
Total Investments in Securities	$398,771	$127,716,255	$-	$128,115,026

^ See Schedule of Investments for further disaggregation of investment categories.
For the period ended February 28, 2023, there were no transfers into or out of Level 3 for the Fund.

Transactions with Affiliated Securities (Unaudited)
Investments in ClearShares Ultra-Short Maturity ETF
Value at May 31, 2022	$-
Purchases at Cost	1,332,196
Proceeds from Sales	(1,332,565)
Net Realized Gain (Loss)	369
Change in Unrealized Appreciation (Depreciation)	-
Value at February 28, 2023	$-
Shares Held at February 28, 2023	-
Dividend Income	$-